First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 9.7%
162	CareDx, Inc. (a)	$1,377
529	Exact Sciences Corp. (a)	49,673
270	Myriad Genetics, Inc. (a)	6,259
449	Natera, Inc. (a)	21,848
169	Twist Bioscience Corp. (a)	3,458
217	Veracyte, Inc. (a)	5,527
		88,142
	Health Care Equipment & Supplies — 53.0%
106	Align Technology, Inc. (a)	37,486
348	Alphatec Holdings, Inc. (a)	6,257
186	Axonics, Inc. (a)	9,387
594	Dexcom, Inc. (a)	76,335
86	Establishment Labs Holdings, Inc. (a)	5,900
256	Globus Medical, Inc., Class A (a)	15,242
414	Hologic, Inc. (a)	33,522
108	Inspire Medical Systems, Inc. (a)	35,061
119	Insulet Corp. (a)	34,312
287	Intuitive Surgical, Inc. (a)	98,137
102	iRhythm Technologies, Inc. (a)	10,641
135	Masimo Corp. (a)	22,214
115	Outset Medical, Inc. (a)	2,515
153	QuidelOrtho Corp. (a)	12,678
309	ResMed, Inc.	67,517
184	Tandem Diabetes Care, Inc. (a)	4,515
99	TransMedics Group, Inc. (a)	8,314
		480,033
	Health Care Providers & Services — 5.1%
213	Accolade, Inc. (a)	2,869
98	Castle Biosciences, Inc. (a)	1,344
69	Fulgent Genetics, Inc. (a)	2,555
321	Guardant Health, Inc. (a)	11,492
492	Hims & Hers Health, Inc. (a)	4,625
424	NeoGenomics, Inc. (a)	6,814
260	Privia Health Group, Inc. (a)	6,789
248	Progyny, Inc. (a)	9,756
		46,244
	Health Care Technology — 9.3%
834	American Well Corp., Class A (a)	1,751
175	Definitive Healthcare Corp. (a)	1,925
438	Doximity, Inc., Class A (a)	14,901
206	Health Catalyst, Inc. (a)	2,575
190	Schrodinger, Inc. (a)	9,485
Shares	Description	Value

	Health Care Technology (Continued)
567	Teladoc Health, Inc. (a)	$14,357
199	Veeva Systems, Inc., Class A (a)	39,348
		84,342
	Life Sciences Tools & Services — 22.9%
319	10X Genomics, Inc., Class A (a)	17,813
494	Adaptive Biotechnologies Corp. (a)	3,315
446	Cytek Biosciences, Inc. (a)	3,809
331	Illumina, Inc. (a)	62,059
316	IQVIA Holdings, Inc. (a)	71,027
472	Olink Holding AB, ADR (a)	8,850
627	Pacific Biosciences of California, Inc. (a)	8,339
718	QIAGEN N.V. (a)	32,332
		207,544
	Total Common Stocks	906,305
	(Cost $994,799)
MONEY MARKET FUNDS — 0.1%
1,080	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.94% (b)	1,080
	(Cost $1,080)

	Total Investments — 100.1%	907,385
	(Cost $995,879)
	Net Other Assets and Liabilities — (0.1)%	(473)
	Net Assets — 100.0%	$906,912

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$906,305	$906,305	$—	$—
Money Market Funds	1,080	1,080	—	—
Total Investments	$907,385	$907,385	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electronic Equipment, Instruments & Components — 6.3%
550	Amphenol Corp., Class A	$46,722
28,990	AUO Corp. (TWD) (a)	17,398
3,502	Sunny Optical Technology Group Co., Ltd. (HKD) (a)	35,111
		99,231
	Entertainment — 32.0%
505	Activision Blizzard, Inc. (b)	42,572
516	Capcom Co., Ltd. (JPY) (a)	20,421
1,330	DeNA Co., Ltd. (JPY) (a)	17,290
337	Electronic Arts, Inc.	43,709
982	GungHo Online Entertainment, Inc. (JPY) (a)	19,305
1,036	Koei Tecmo Holdings Co., Ltd. (JPY) (a)	17,915
862	Mixi, Inc. (JPY) (a)	16,019
2,442	NetEase, Inc. (HKD) (a)	47,295
125	Netflix, Inc. (b)	55,061
328	Netmarble Corp. (KRW) (a) (b) (c) (d)	12,318
1,812	Nexon Co., Ltd. (JPY) (a)	34,690
1,040	Nintendo Co., Ltd. (JPY) (a)	47,333
947	ROBLOX Corp., Class A (b)	38,164
410	Square Enix Holdings Co., Ltd. (JPY) (a)	19,045
355	Take-Two Interactive Software, Inc. (b)	52,242
675	Ubisoft Entertainment S.A. (EUR) (a) (b)	19,076
		502,455
	Health Care Technology — 1.1%
686	Teladoc Health, Inc. (b)	17,370
	Household Durables — 2.8%
494	Sony Group Corp. (JPY) (a)	44,519
	Interactive Media & Services — 6.6%
196	Meta Platforms, Inc., Class A (b)	56,248
4,028	Snap, Inc., Class A (b)	47,692
		103,940
	IT Services — 0.8%
527	Keywords Studios PLC (GBP) (a)	12,131
	Semiconductors & Semiconductor Equipment — 27.9%
470	Advanced Micro Devices, Inc. (b)	53,538
1,346	Intel Corp.	45,010
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
540	Microchip Technology, Inc.	$48,379
687	Micron Technology, Inc.	43,357
163	NVIDIA Corp.	68,952
357	QUALCOMM, Inc.	42,497
845	STMicroelectronics N.V. (EUR) (a)	42,144
497	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	50,157
242	Texas Instruments, Inc.	43,565
		437,599
	Software — 16.6%
114	Adobe, Inc. (b)	55,745
149	Microsoft Corp.	50,740
113	Synopsys, Inc. (b)	49,201
1,468	Unity Software, Inc. (b)	63,741
616	Zoom Video Communications, Inc., Class A (b)	41,814
		261,241
	Technology Hardware, Storage & Peripherals — 5.7%
261	Apple, Inc.	50,626
27,824	Xiaomi Corp., Class B (HKD) (a) (b) (c) (d)	38,253
		88,879

	Total Investments — 99.8%	1,567,365
	(Cost $1,529,447)
	Net Other Assets and Liabilities — 0.2%	2,460
	Net Assets — 100.0%	$1,569,825

(a)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $460,263 or 29.3% of net assets. Certain
of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(b)	Non-income producing security.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar

Country Allocation†	% of Net Assets
United States	67.3%
Japan	15.0
Cayman Islands	7.7
Taiwan	4.3
Netherlands	2.7
France	1.2
South Korea	0.8
United Kingdom	0.8
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Net Assets	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
United States Dollar	70.6%
Japanese Yen	15.1
Hong Kong Dollar	7.7
Euro	3.9
New Taiwan Dollar	1.1
South Korean Won	0.8
British Pound Sterling	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electronic Equipment, Instruments & Components	$99,231	$46,722	$52,509	$—
Entertainment	502,455	231,748	270,707	—
Household Durables	44,519	—	44,519	—
IT Services	12,131	—	12,131	—
Semiconductors & Semiconductor Equipment	437,599	395,455	42,144	—
Technology Hardware, Storage & Peripherals	88,879	50,626	38,253	—
Other Industry Categories*	382,551	382,551	—	—
Total Investments	$1,567,365	$1,107,102	$460,263	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Brazil — 16.5%
2,706	Ambev S.A.	$8,709
3,631	B3 S.A. - Brasil Bolsa Balcao	11,079
4,026	Banco Bradesco S.A. (Preference Shares)	13,831
1,709	Banco BTG Pactual S.A.	11,225
873	Banco do Brasil S.A.	9,007
2,431	Banco Santander Brasil S.A.	15,551
3,198	Itau Unibanco Holding S.A. (Preference Shares)	18,981
3,686	Itausa S.A. (Preference Shares)	7,421
507	Localiza Rent a Car S.A.	7,253
5,362	Petroleo Brasileiro S.A. (Preference Shares)	33,069
2,325	Vale S.A.	31,183
926	WEG S.A.	7,301
		174,610
	Cayman Islands — 0.2%
298	Chailease Holding Co., Ltd. (b)	1,959
	Chile — 2.7%
391	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	28,480
	Czech Republic — 1.7%
429	CEZ AS	17,723
	India — 15.4%
132	Asian Paints Ltd. (b)	5,420
46	Avenue Supermarts Ltd. (b) (c) (d) (e)	2,186
530	Axis Bank Ltd. (b)	6,395
50	Bajaj Finance Ltd. (b)	4,379
107	Bajaj Finserv Ltd. (b)	1,999
419	Bharti Airtel Ltd. (b)	4,495
192	HCL Technologies Ltd. (b)	2,791
844	HDFC Bank Ltd. (b)	17,515
155	Hindustan Unilever Ltd. (b)	5,068
331	Housing Development Finance Corp., Ltd. (b)	11,420
1,273	ICICI Bank Ltd. (b)	14,575
138	IndusInd Bank Ltd. (b)	2,321
641	Infosys Ltd. (b)	10,441
1,407	ITC Ltd. (b)	7,758
251	Kotak Mahindra Bank Ltd. (b)	5,661
196	Larsen & Toubro Ltd. (b)	5,927
173	Mahindra & Mahindra Ltd. (b)	3,074
24	Maruti Suzuki India Ltd. (b)	2,870
7	Nestle India Ltd. (b)	1,956
825	NTPC Ltd. (b)	1,905
599	Power Grid Corp. of India Ltd. (b)	1,867
586	Reliance Industries Ltd. (b)	18,266
Shares	Description	Value

	India (Continued)
5	Shree Cement Ltd. (b)	$1,458
619	State Bank of India (b)	4,335
193	Sun Pharmaceutical Industries Ltd. (b)	2,476
172	Tata Consultancy Services Ltd. (b)	6,950
352	Tata Motors Ltd. (b) (d)	2,566
1,428	Tata Steel Ltd. (b)	1,957
72	Titan Co., Ltd. (b)	2,681
22	UltraTech Cement Ltd. (b)	2,228
		162,940
	Mexico — 14.7%
25,088	America Movil S.A.B. de C.V., Series B	27,262
17,768	Cemex S.A.B. de C.V. (d)	12,560
2,537	Fomento Economico Mexicano S.A.B. de C.V.	28,091
3,385	Grupo Financiero Banorte S.A.B. de C.V., Class O	27,925
7,386	Grupo Mexico S.A.B. de C.V., Series B	35,560
6,044	Wal-Mart de Mexico S.A.B. de C.V.	23,912
		155,310
	Philippines — 1.6%
979	SM Investments Corp. (b)	16,456
	Poland — 3.3%
2,213	ORLEN S.A. (b)	35,075
	South Africa — 13.9%
709	AngloGold Ashanti Ltd. (b)	15,008
7,252	FirstRand Ltd. (b)	26,425
1,503	Gold Fields Ltd. (b)	20,895
2,676	MTN Group Ltd. (b)	19,662
250	Naspers Ltd., Class N (b)	45,165
2,050	Standard Bank Group Ltd. (b)	19,355
		146,510
	South Korea — 14.9%
27	Celltrion, Inc. (b)	3,151
13	Ecopro BM Co., Ltd. (b)	2,473
73	Hana Financial Group, Inc. (b)	2,179
15	Hyundai Mobis Co., Ltd. (b)	2,656
33	Hyundai Motor Co. (b)	5,191
78	Kakao Corp.	2,907
89	KB Financial Group, Inc. (b)	3,230
63	Kia Corp. (b)	4,244
12	LG Chem Ltd. (b)	6,109
27	LG Electronics, Inc. (b)	2,613
6	LG Energy Solution Ltd. (b) (d)	2,530
37	NAVER Corp. (b)	5,179
17	POSCO Holdings, Inc. (b)	5,031

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
5	Samsung Biologics Co., Ltd. (b) (c) (d) (e)	$2,831
1,552	Samsung Electronics Co., Ltd. (b)	85,458
13	Samsung SDI Co., Ltd. (b)	6,638
125	Shinhan Financial Group Co., Ltd. (b)	3,232
137	SK Hynix, Inc. (b)	12,037
		157,689
	Taiwan — 14.3%
730	ASE Technology Holding Co., Ltd. (b)	2,596
1,833	Cathay Financial Holding Co., Ltd. (b)	2,545
2,306	China Steel Corp. (b)	2,181
1,022	Chunghwa Telecom Co., Ltd. (b)	3,828
3,691	CTBC Financial Holding Co., Ltd. (b)	2,952
377	Delta Electronics, Inc. (b)	4,178
2,683	E.Sun Financial Holding Co., Ltd. (b)	2,248
327	Evergreen Marine Corp. Taiwan Ltd. (b)	986
2,114	First Financial Holding Co., Ltd. (b)	1,880
954	Formosa Plastics Corp. (b)	2,628
1,421	Fubon Financial Holding Co., Ltd. (b)	2,781
2,325	Hon Hai Precision Industry Co., Ltd. (b)	8,453
279	MediaTek, Inc. (b)	6,176
2,104	Mega Financial Holding Co., Ltd. (b)	2,582
966	Nan Ya Plastics Corp. (b)	2,253
109	Novatek Microelectronics Corp. (b)	1,497
532	Quanta Computer, Inc. (b)	2,598
1,900	Taiwan Cooperative Financial Holding Co., Ltd. (b)	1,714
476	Taiwan Mobile Co., Ltd. (b)	1,462
4,734	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	87,453
960	Uni-President Enterprises Corp. (b)	2,354
Shares	Description	Value

	Taiwan (Continued)
2,098	United Microelectronics Corp. (b)	$3,296
2,384	Yuanta Financial Holding Co., Ltd. (b)	1,773
		150,414

	Total Investments — 99.2%	1,047,166
	(Cost $983,516)
	Net Other Assets and Liabilities — 0.8%	8,671
	Net Assets — 100.0%	$1,055,837

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $668,136 or 63.3% of net assets. Certain
of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Financials	24.7%
Information Technology	23.0
Materials	16.5
Energy	8.2
Consumer Staples	7.6
Consumer Discretionary	6.8
Communication Services	6.2
Industrials	4.1
Utilities	2.1
Health Care	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Brazilian Real	16.7%
Indian Rupee	15.6
South Korean Won	15.1
Mexican Peso	14.8
New Taiwan Dollar	14.5
South African Rand	14.0
Polish Zloty	3.3
Chilean Peso	2.7
Czech Republic Koruna	1.7
Philippines Peso	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$174,610	$174,610	$—	$—
Chile	28,480	28,480	—	—
Czech Republic	17,723	17,723	—	—
Mexico	155,310	155,310	—	—
South Korea	157,689	2,907	154,782	—
Other Country Categories*	513,354	—	513,354	—
Total Investments	$1,047,166	$379,030	$668,136	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.